ACQUISITION - Narrative (Details) - Sentry Neuromonitoring, LLC		9 Months Ended
	Apr. 30, 2021 USD ($) installment item shares	Sep. 30, 2021 USD ($)
Business Acquisition [Line Items]
Cash consideration	$ 1,125,000
Cash consideration, at closing	153,125
Cash consideration, within 30 days	153,125
Cash consideration, in thirty-six equal monthly installments (including interest)	$ 818,750
Number of monthly installments | installment	36
Value of common stock issuable	$ 1,625,000
Common stock issuable | shares	237,226
Held in escrow, Value	$ 650,000
Held in escrow, Shares | shares	94,891
Common stock lock up period	12 months
Receivable bonus payable	$ 250,000,000
Threshold amount in account receivable to pay receivable bonus	$ 3,000,001,000
Number of payments in which receivable bonus is paid | item	3
Receivable bonus payable on 30th day	$ 100,000
Receivable bonus payable on 60th day	100,000
Receivable bonus payable on 90th day	50,000
Founders bonus payable	25,000
Minimum annual base salary	175,000
Annual variable compensation bonus	50,000
Kenneth Sly
Business Acquisition [Line Items]
Founders bonus payable	$ 50,000
Maximum
Business Acquisition [Line Items]
Reimbursement of expenses to seller		$ 50,000